Average Annual Total Returns - Goldman Sachs ActiveBeta_R Japan Equity ETF	Goldman Sachs ActiveBeta_R Japan Equity ETF 1 Year	Goldman Sachs ActiveBeta_R Japan Equity ETF Since Inception	Goldman Sachs ActiveBeta_R Japan Equity ETF Inception Date	Goldman Sachs ActiveBeta_R Japan Equity ETF Return After Taxes on Distributions 1 Year	Goldman Sachs ActiveBeta_R Japan Equity ETF Return After Taxes on Distributions Since Inception	Goldman Sachs ActiveBeta_R Japan Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs ActiveBeta_R Japan Equity ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Goldman Sachs ActiveBeta® Japan Equity Index (reflects no deduction for fees or expenses) 1 Year	Goldman Sachs ActiveBeta® Japan Equity Index (reflects no deduction for fees or expenses) Since Inception	MSCI Japan Index (Unhedged; reflects no deduction for fees or expenses) 1 Year	MSCI Japan Index (Unhedged; reflects no deduction for fees or expenses) Since Inception
Total	12.52%	10.43%	Mar. 02, 2016	12.19%	9.54%	7.65%	7.97%	12.38%	10.20%	14.44%	10.82%